Segment Information - Disclosure of Detailed Information about Noncurrent Assets by Region (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
United States
Disclosure of operating segments [line items]
Total non-current assets	$ 473,299	$ 450,308
Mexico
Disclosure of operating segments [line items]
Total non-current assets	947,407	941,762
Brazil
Disclosure of operating segments [line items]
Total non-current assets	774,368	725,842
Canada
Disclosure of operating segments [line items]
Total non-current assets	816,763	516,539
Total non-current assets	$ 3,011,837	$ 2,634,451